COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11

COMMITMENTS AND CONTINGENCIES

Collaborative and Other Arrangements

Refer to Note 5 for information regarding the company’s unfunded contingent payments associated with collaborative and other arrangements.

Indemnifications

During the normal course of business, Baxter makes indemnities, commitments and guarantees pursuant to which the company may be required to make payments related to specific transactions. Indemnifications include: (i) intellectual property indemnities to customers in connection with the use, sales or license of products and services; (ii) indemnities to customers in connection with losses incurred while performing services on their premises; (iii) indemnities to vendors and service providers pertaining to claims based on negligence or willful misconduct; (iv) indemnities involving the representations and warranties in certain contracts; (v) contractual indemnities related to the separation and distribution as set forth in certain of the agreements entered into in connection with such transactions (including the separation and distribution agreement and the tax matters agreement with Baxalta); and (vi) contractual indemnities for its directors and certain of its executive officers for services provided to or at the request of Baxter. In addition, under Baxter’s Amended and Restated Certificate of Incorporation, and consistent with Delaware General Corporation Law, the company has agreed to indemnify its directors and officers for certain losses and expenses upon the occurrence of certain prescribed events. The majority of these indemnities, commitments and guarantees do not provide for any limitation on the maximum potential for future payments that the company could be obligated to make. To help address some of these risks, the company maintains various insurance coverages. Based on historical experience and evaluation of the agreements, the company does not believe that any significant payments related to its indemnities will occur, and therefore the company has not recorded any associated liabilities.

Legal Contingencies

Refer to Note 16 for a discussion of the company’s legal contingencies.